Document and Entity Information	Jun. 07, 2017
Prospectus:
Document Type	497
Document Period End Date	Jun. 07, 2017
Registrant Name	FRONTIER FUNDS, INC.
Central Index Key	0001014913
Amendment Flag	false
Document Creation Date	Jun. 07, 2017
Document Effective Date	Jun. 07, 2017
Prospectus Date	Oct. 31, 2016
Frontier Netols Small Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	FNSVX
Frontier Netols Small Cap Value Fund | Class Y
Prospectus:
Trading Symbol	FNSYX
Frontier Netols Small Cap Value Fund | Service Class
Prospectus:
Trading Symbol	FNVSX